Cash generated by operations (Tables)	12 Months Ended
Dec. 31, 2021
CASH GENERATED BY OPERATIONS [Abstract]
Schedule of cash generated by operations

Figures in million - SA rand	Notes	2021	2020	2019
Profit for the year		33,796	30,622	433
Royalties	11.1	2,714	1,765	431
Carbon tax		4	5	13
Mining and income tax	11.2	13,761	4,858	(1,733)
Interest income	5.1	(1,202)	(1,065)	(560)
Finance expense	5.2	2,496	3,152	3,303
Profit before interest, royalties, carbon tax and tax		51,569	39,337	1,887
Non-cash adjusting items:
Amortisation and depreciation	4	8,293	7,593	7,214
Share-based payments	6.8	383	512	363
Loss on financial instruments		6,279	1,905	5,731
Foreign currency exchange adjustment		(394)	(410)	(461)
Share of results of equity-accounted investees after tax		(1,989)	(1,700)	(721)
Impairments/(reversal of impairments)	10	5,148	(121)	86
Loss on settlement of US$ Convertible Bond	28.6	—	1,507	—
Early redemption premium on the 2025 Notes	28.4	196	—	—
Occupational healthcare (gain)/expense	31	(14)	52	(40)
Change in estimate of environmental rehabilitation obligation		(162)	(464)	89
Gain on acquisition	16.1	—	—	(1,103)
Deferred revenue recognised	32	(847)	(2,256)	(2,227)
Loss on BTT early settlement	32	—	186	—
Cash adjusting items:
Income on settlement of dispute	8.2	—	(580)	—
Payment of occupational healthcare liability	31	(240)	(236)	(68)
Other non-cash and cash adjusting items		(438)	(137)	(184)
Total cash generated by operations		67,784	45,188	10,566